6. SHORT-TERM INVESTMENT	12 Months Ended
Dec. 31, 2025
Notes
6. SHORT-TERM INVESTMENT

6.SHORT-TERM INVESTMENT

On February 13, 2025, the Company purchased a short-term investment which consisted of a non-redeemable six-month GIC with a value of $3,000,000 and an interest rate of 2.95%, which matured on August 12, 2025. The redemption resulted in interest income of $43,644.

During the year ended December 31, 2025, interest income from the short-term investment totaled $43,644. The relevant GIC was only active in 2025 and therefore interest income from short term investments in 2024 is nil.